Significant Accounting Policies - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Lease term		Lease term is over 12 months
Description of assets which are not low value		Underlying assets are not low value assets
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful lives of investment property, excluding land depreciated cost model	10 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Useful lives of investment property, excluding land depreciated cost model	40 years
IFRS 16 leases [member]
Disclosure of significant accounting policies [line items]
Lease assets and liabilities		₩ 616,759